Intangible Assets, Net - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 87	$ 86	$ 93
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	2	6	4
Research and development
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	64	57	53
Selling, general and administrative
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 21	$ 23	$ 36